Annual Total Returns[BarChart] - AST Investment Grade Bond Portfolio - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	12.44%	9.40%	(3.18%)	6.73%	1.17%	4.20%	4.31%	(0.27%)	11.23%	16.47%